SHARE-BASED COMPENSATION - Plans (Details) - shares				1 Months Ended	12 Months Ended
	Aug. 29, 2024	Jul. 17, 2023	Apr. 18, 2022	Apr. 30, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Employee Stock Option
SHARE-BASED COMPENSATION
Number of shares granted to non-employees					1,275,000	1,015,000	1,698,667
Issued shares					31,253	35,031
2022 performance incentive plan
SHARE-BASED COMPENSATION
Maximum aggregate number of shares that may be issued pursuant to all awards granted				1,748,667
Initial aggregate amount of ordinary shares that may be issued	1,212,258	1,152,615
Automatic increase in authorized shares as percent of outstanding on December 31 of the immediately preceding calendar year	4.00%	4.00%		4.00%
Increase in authorized shares	1,165,977	995,956
2022 performance incentive plan | Management team, employees, and the independent directors
SHARE-BASED COMPENSATION
Shares granted to the management team, employees, and the independent directors			1,698,667
Maximum | Management team, employees, and the independent directors
SHARE-BASED COMPENSATION
Vesting period (in years)			3 years
Expiration period (in years)			10 years
Maximum | 2022 performance incentive plan
SHARE-BASED COMPENSATION
Vesting period (in years)	3 years	3 years
Expiration period (in years)	10 years	10 years